Goodwill (Details) - Schedule of goodwill - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Goodwill [Abstract]
Balance at beginning of the year	$ 6,803	$ 6,863
Effect of movements in foreign exchange	(174)	(60)
Impairment losses	(838)
Balance at end of the year	$ 5,791	$ 6,803